Income Taxes (Details) - Schedule of Effective Tax Rate and the Statutory Income Tax Rate ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes and loss from equity method investment	¥ (50,821)		¥ (51,085)
Income tax expense computed at an applicable tax rate of 25%	(12,705)		(12,771)
Non-deductible expenses related to share-based compensation	424		1,239
Non-taxable gain related to disposal gain on subsidiaries	1,084
Effect of other non-deductible items	49		312
Effect of preferential tax rate	(159)		3,037
Effect of income tax rate difference in other jurisdictions	(272)		(2,325)
Prior year true up	(49,298)
Change in valuation allowance	66,019		10,539
Total	¥ 5,142	$ 708	¥ 31